Equity (Details 2) (Detail Text) $ / shares in Units, R$ in Thousands, $ in Millions		12 Months Ended
	Jan. 26, 2018 share $ / shares	Dec. 31, 2023 BRL (R$) share shares	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2023 $ / shares	Oct. 30, 2018 USD ($)
Disclosure of classes of share capital [line items]
Expense from share-based payment transactions with employees			R$ 138,665
Equity-settled expenses recognized		R$ 144,617	127,389	R$ 305,408
Payroll taxes (LTIP)		R$ 73,881	42,791
Shares granted | share		3,158,688,000
Shares granted percentage of total shares		1.00%
Net foreign exchange loss		R$ 56	677	117
Accumulated gains (losses) on financial assets measured at fair value through other comprehensive income, net of tax		699		R$ 271
Accumulated losses on financial assets measured at fair value through other comprehensive income, net of tax		558	107
EquityValuationAdjustment		22,372	22,372
Treasury shares		760,317	475,354			$ 250
Unrealized fair value adjustment gain on SWAPs		R$ 167	R$ 0
Share-based long-term incentive plan(LTIP)
Disclosure of classes of share capital [line items]
Shares granted percentage of total shares		0.40%
Shares issued percentage of total shares		0.20%
Share-based long-term incentive plan(LTIP) | Top of range
Disclosure of classes of share capital [line items]
Percentage of stock		3.00%
Share-based long-term incentive plan(LTIP) | Bottom of range
Disclosure of classes of share capital [line items]
Percentage of stock		1.00%
Common shares
Disclosure of classes of share capital [line items]
Common Shares | shares		329,608,226
Common shares, per value/$ per shares | $ / shares					$ 0.000025
Class A common shares | Share-based long-term incentive plan(LTIP)
Disclosure of classes of share capital [line items]
share price per share | $/ shares | $ / shares	$ 21.50
LTIP exercised | share	1,823,727